Stock Incentive Plans (Tables) - Planet Labs Inc [Member]	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Stock Incentive Plans [Line Items]
Summary of share based payment arrangement option activity
A summary of stock option activity under the Plan is as follows:

	Options Outstanding
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)	Aggregate Intrinsic Value (in thousands)
Balances at January 31, 2021	25,620,937	$4.88	7.21
Exercised	(2,749,340)	9.02
Granted	7,957,396	13.92
Forfeited	(1,767,093)	5.88

Balances at October 31, 2021	29,061,900	$6.90	7.17	$264,080

Vested and exercisable	17,187,395	$4.56	5.89	$196,513

A summary of stock option activity under the Plan is as follows:

	Options Outstanding
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)	Aggregate Intrinsic Value (in thousands)
Balances at February 1, 2019	15,684,075	$3.42	7.07
Exercised	(111,910)	2.36
Granted	6,876,680	6.01
Forfeited	(2,355,113)	4.71

Balances at January 31, 2020	20,093,732	4.16	7.13
Exercised	(1,090,700)	0.49
Granted	8,000,619	6.19
Forfeited	(1,382,714)	5.45

Balances at January 31, 2021	25,620,937	$4.88	7.21	$80,964
Vested and exercisable	15,849,747	$4.14	6.15	$61,882

Summary of Share based payment arrangement option exercise price range
A summary of options outstanding and exercisable by price at January 31, 2021 are as follows:

	Options Outstanding		Options Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Contractual Life (in Years)	Number of Options	Weighted Average Remaining Contractual Life (in Years)
$0.00002	48,995	0.64	48,995	0.64
0.014	187,500	0.79	187,500	0.79
0.070	25,000	1.46	25,000	1.46
0.106	545,050	2.58	545,050	2.58
0.856	2,218,795	3.57	2,218,795	3.57
2.768	1,426,495	4.25	1,426,495	4.25
3.102	1,445,855	4.73	1,445,855	4.73
3.560	1,629,030	5.21	1,629,030	5.21
5.234	203,765	6.01	203,765	6.01
5.650	2,334,810	6.40	2,125,470	6.39
5.846	1,802,595	7.59	1,164,672	7.57
6.006	5,907,345	8.52	2,283,987	8.50
6.190	7,845,702	9.4	2,545,133	9.26

	25,620,937		15,849,747

Schedule of share based payment award stock options valuation assumptions
The fair value of the employee stock options granted during the nine months ended October 31, 2021 and 2020 was estimated using the following assumptions:

	Nine Months Ended October 31,
	2021	2020
Weighted-average expected term (years)	2.62 - 7.32	5.08 - 6.65
Expected volatility	42.45% - 48.39%	42.45% - 44.28%
Risk-free interest rate	0.37% - 1.23%	0.31% - 0.46%
Dividend yield	0.00%	0.00%

The fair value of shares vested during the year ended January 31, 2021 was $10.2 million. The fair value of the employee stock options granted during the years ended January 31, 2021 and 2020 was estimated using the following assumptions:

Year Ended January 31,
	2021	2020
Weighted-average expected term (years)	5.02 - 6.76	5.08 - 6.83
Expected volatility	42.45% - 44.71%	38.13% - 39.85%
Risk-free interest rate	0.31% - 0.52%	1.67% - 2.54%
Dividend yield	—	—

Share based payment arrangement expensed and capitalized amount
Stock-based compensation expense related to options granted to employees and nonemployees was recognized as follows:

	Nine Months Ended October 31,
(in thousands)	2021	2020
Cost of revenue	$688	$585
Research and development	4,582	2,898
Sales and marketing	1,959	1,193
General and administrative	5,904	6,805

Total expense	$13,133	$11,481
Capitalized internal-use software development costs	(514)	(392)

Total stock-based compensation expense	$12,619	$11,089

Stock-based compensation expense related to options granted to employees and nonemployees was recognized as follows:

	Year Ended January 31,
(in thousands)	2021	2020
Cost of revenue	$843	$788
Research and development	4,109	2,754
Sales and marketing	1,687	1,234
General and administrative	7,899	1,252

Total expense	14,538	6,028
Capitalized internal-use software development costs	(526)	(957)

Total stock-based compensation expense	$14,012	$5,071

Share based payment arrangement restricted stock unit activity
A summary of RSU activity under the Plan is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Balances at January 31, 2021	1,085,610	$6.09
Granted	2,531,752
Forfeited	(132,359)	$7.30

Balances at October 31, 2021	3,485,003	$11.99

A summary of RSU activity under the Plan is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Balances at February 1, 2019	803,430	$5.985
Vested	—	—
Granted	587,500	6.109
Forfeited	(450,000)	6.041

Balances at January 31, 2020	940,930	$6.036
Vested	—	—
Granted	200,000	6.470
Forfeited	(55,320)	5.984

Balances at January 31, 2021	1,085,610	$6.091